Deferred tax assets and liabilities - Schedule of Movements in Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning	$ 11,223	$ 2,682
Charges/(credit) on acquisition	45,149	5,203
Charges/(credit) to profit and loss	6,455	3,338
Balance at the end	62,827	11,223
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning	5,796	1,625
Charges/(credit) on acquisition	32,079	5,203
Charges/(credit) to profit and loss	6,831	(1,032)
Balance at the end	44,706	5,796
Right-of-use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning	1,621	1,057
Charges/(credit) on acquisition	13,070	0
Charges/(credit) to profit and loss	(376)	564
Balance at the end	14,315	1,621
Unrealized foreign exchange gains
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning	3,806	0
Charges/(credit) on acquisition	0	0
Charges/(credit) to profit and loss	0	3,806
Balance at the end	$ 3,806	$ 3,806